Common Stock - Summary of Stock By Class (Detail)	Feb. 08, 2022 shares	Jun. 30, 2022	Dec. 31, 2021
Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	7,695,112
Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	1,877,334
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.194
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	2,231,248
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	432,831
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.194
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	495,417
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	96,101
Series A Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.194
Series A Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	3,233,871
Series A Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	627,352
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.194
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	790,500
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	153,352
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.5771	0.5711	0.5771
Series B Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	778,839
Series B Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	449,474
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	0.7155	0.7155	0.7155
Series C Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	165,237
Series C Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	118,224